Basis of Presentation - Disclosure of Company Subsidiaries and Ownership Interest Held by Non-Controlling Interests (Details)	12 Months Ended
Mar. 31, 2018
Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Canopy Rivers Corporation
Non-controlling interests	68.50%
Tweed Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Tweed Inc.
Tweed Farms Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Tweed Farms Inc.
Bedrocan Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Bedrocan Canada Inc.
Spectrum Cannabis Canada Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Cannabis Canada Ltd. (formerly Mettrum Ltd.)
Tweed Grasslands Cannabis Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Tweed Grasslands Cannabis Inc.
Les Serres Vert Cannabis
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Les Serres Vert Cannabis
Non-controlling interests	33.30%
Spot Therapeutics Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spot Therapeutics Inc.
Vert Cannabis Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Vert Cannabis Inc.
Mettrum Hempworks Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Mettrum Hempworks Inc.
Groupe H.E.M.P.CA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Groupe H.E.M.P.CA
Non-controlling interests	25.00%
Spectrum Health Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Health Corp. (formerly Mettrum Health Corp.)
10252832 Canada Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	10252832 Canada Inc
9388036 Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	9388036 Canada Inc.
10663824 Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	10663824 Canada Inc.
80694 Newfoundand and Labrador Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	80694 Newfoundand and Labrador Inc.
2344823 Ontario Inc. d/b/a Bodystream
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	2344823 Ontario Inc. d/b/a Bodystream
Apollo Applied Research Inc. and Apollo CRO Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Apollo Applied Research Inc. and Apollo CRO Inc.
Spektrum Cannabis GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spektrum Cannabis GmbH
Canopy LATAM Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Canopy LATAM Corporation
Spectrum Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Chile SpA
Non-controlling interests	15.00%
Grow House JA Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Grow House JA Limited
Non-controlling interests	51.00%
Spectrum Cannabis Denmark Aps
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Cannabis Denmark Aps
Spectrum Polska Sp
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Polska Sp
Spectrum Cannabis Australia PTY Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Cannabis Australia PTY Ltd.
Spectrum Cannabis Italia srl
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiaries	Spectrum Cannabis Italia srl